Unaudted Interim Condensed Consolidated Balance Sheets	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	¥ 705,621,445	$ 105,137,742	¥ 751,904,587
Restricted cash	442,560	65,942	442,560
Short term investments	35,349,990	5,267,156	33,540,301
Accounts receivable, net	50,469,939	7,520,031	26,235,989
Inventories	3,616,916	538,921	6,841,745
Prepaid services fees	37,761,620	5,626,489	29,063,036
Other receivables and prepaid expenses	6,103,083	909,361	6,000,928
Other receivable-related parties			27,589,530
Consideration receivable	2,608,970	388,737	40,972
Loans receivable			26,160,000
Total current assets	841,974,523	125,454,379	907,819,648
PROPERTY AND EQUIPMENT, NET	25,300,367	3,769,760	24,839,545
OTHER ASSETS
Deferred merger cost	4,177,622	622,465	3,839,567
Cost method investments	164,172,800	24,461,781	114,650,000
Prepaid expenses and deposits	1,490,344	222,062	1,519,909
Prepayments	142,527,894	21,236,686	142,527,894
Intangible assets, net	24,514,570	3,652,676	27,880,937
Operating lease right-of-use assets	2,636,553	392,847	3,255,747
Goodwill	278,750,074	41,533,819	276,978,601
Investment in unconsolidated subsidiary	1,407,387	209,701	1,716,849
Total non-current assets	619,677,244	92,332,037	572,369,504
Total assets	1,486,952,134	221,556,176	1,505,028,697
CURRENT LIABILITIES
Accounts payable	30,859,763	4,598,111	27,958,057
Deferred revenues	70,389,892	10,488,109	21,902,430
Other payables and accrued liabilities	15,524,294	2,313,121	13,655,554
Current portion of related party loans	3,853,724	574,206	20,000,000
Operating lease liabilities	2,045,000	304,705	1,819,522
Taxes payable	6,722,592	1,001,668	6,424,746
Total current liabilities	129,395,265	19,279,920	91,760,309
OTHER LIABILITIES
Non-current related party loans	14,600,000	2,175,403	67,136,490
Operating lease liabilities - noncurrent	574,476	85,597	1,413,490
Deferred tax liabilities, net	4,386,089	653,528	5,254,143
Total other liabilities	19,560,565	2,914,528	73,804,123
Total liabilities	148,955,830	22,194,448	165,564,432
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Class A ordinary shares, USD 0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding as of December 31, 2021 and June 30, 2022	13,095	1,951	13,095
Class B ordinary shares, USD 0.0001 par value, 466,967,730 shares authorized, 130,953,843 and 153,300,513 shares issued and outstanding as of December 31, 2021 and June 30, 2022, respectively	102,127	15,217	102,127
Additional paid-in capital	1,457,787,868	217,210,696	1,454,680,407
Retained earnings (accumulative deficit)	(207,082,206)	(30,855,292)	(164,334,928)
Statutory reserves	31,377,202	4,675,210	28,573,157
Accumulated other comprehensive loss	(17,681,709)	(2,634,578)	(54,970,351)
Total WiMi Hologram Cloud, Inc. shareholders' equity	1,264,516,377	188,413,204	1,264,063,507
NONCONTROLLING INTERESTS	73,479,927	10,948,524	75,400,758
Total equity	1,337,996,304	199,361,728	1,339,464,265
Total liabilities and shareholders' equity	¥ 1,486,952,134	$ 221,556,176	¥ 1,505,028,697